Share based payments - Subscription right plans (Details Textual) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subscription rights
Average exercise price	€ 104.0	€ 70.1	€ 53.3	€ 39.3
Subscription rights
Subscription rights
Share based compensation expense	€ 79,959	€ 38,297	€ 26,757
Average exercise price	€ 103.95	€ 70.09	€ 53.30
Weighted average remaining expected life	2050 days	2023 days	1975 days
Subscription rights | Supervisory board members
Subscription rights
Share based payments, Vesting period	36 months